SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Gondolas	3 years
Leasehold improvements	Lesser of useful life or term of lease
Property and equipment, net consisted of the following:

	As of December 31, 2022	As of December 31, 2021
		(As Restated)
(In thousands)	(Successor)	(Predecessor)
Computer hardware, software and equipment	$944	$752
Furniture and fixture	724	—
Machinery and equipment	608	70
Internally developed software	889	1,041
Gondolas	6,040	—
Leasehold improvements	2,051	13
Total property and equipment	$11,256	$1,876
Less accumulated depreciation	(2,928)	(678)
Property and equipment, net	$8,328	$1,198